Risk Management and Derivative Instruments - Schedule of Derivative Contracts (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2017 MMBTU $ / bbl $ / MMBTU bbl	Dec. 31, 2016 MMBTU $ / bbl $ / MMBTU bbl
Crude Oil Derivative Contracts Fixed Price Swap Remainder 2017
Derivative [Line Items]
Volume (Bbls) | bbl	1,185,971	2,146,300
Weighted-average fixed price	52.57	52.90
Crude Oil Derivative Contracts Collar Remainder 2017
Derivative [Line Items]
Volume (Bbls) | bbl	28,240	60,784
Weighted-average floor price	50.00	50.00
Weighted-average ceiling price	62.10	62.10
Crude Oil Derivative Contracts Put Options Remainder 2017
Derivative [Line Items]
Volume (Bbls) | bbl	1,215,036	636,400
Weighted-average floor price	55.00	55.00
Weighted-average put premium	(4.77)	(4.76)
Natural Gas Derivative Contracts Fixed Price Swap Remainder 2017
Derivative [Line Items]
Volume (MMBtu) | MMBTU	4,000,500	9,029,600
Weighted-average fixed price | $ / MMBTU	3.12	3.15
Natural Gas Derivative Contracts Collar Remainder 2017
Derivative [Line Items]
Volume (MMBtu) | MMBTU	2,760,000	5,520,000
Weighted-average floor price	3.00	3.00
Weighted-average ceiling price	3.36	3.36
Natural Gas Derivative Contracts Put Options Remainder 2017
Derivative [Line Items]
Volume (MMBtu) | MMBTU	2,971,208	1,068,350
Weighted-average floor price	3.40	3.40
Weighted-average put premium	(0.37)	(0.35)
Crude Oil Derivative Contracts Fixed Price Swap 2018
Derivative [Line Items]
Volume (Bbls) | bbl	5,023,163	1,638,500
Weighted-average fixed price	53.29	53.68
Crude Oil Derivative Contracts Collar 2018
Derivative [Line Items]
Volume (Bbls) | bbl	25,096	25,096
Weighted-average floor price	50.00	50.00
Weighted-average ceiling price	62.10	62.10
Natural Gas Derivative Contracts Fixed Price Swap 2018
Derivative [Line Items]
Volume (MMBtu) | MMBTU	11,565,800	11,565,800
Weighted-average fixed price | $ / MMBTU	3.03	3.03
Crude Oil Derivative Contracts Fixed Price Swap 2019
Derivative [Line Items]
Volume (Bbls) | bbl	3,284,623	1,381,300
Weighted-average fixed price	53.80	54.92
Natural Gas Derivative Contracts Fixed Price Swap 2019
Derivative [Line Items]
Volume (MMBtu) | MMBTU	9,877,900	9,877,900
Weighted-average fixed price | $ / MMBTU	2.81	2.81
Crude Oil Derivative Contracts Put Options 2019
Derivative [Line Items]
Volume (Bbls) | bbl	410,525
Weighted-average floor price	50.00
Weighted-average put premium	(5.95)
Crude Oil Derivative Contracts Put Options 2018
Derivative [Line Items]
Volume (Bbls) | bbl	597,850
Weighted-average floor price	50.00
Weighted-average put premium	(5.95)